Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Accrued Liabilities, Current [Abstract]
Compensation	$ 3,786,902	$ 3,884,386	$ 2,321,508
Research and development	1,991,612	1,343,910	951,759
Interest payable	345,087	234,754	806,475
Deferred offering costs		26,028	657,892
Professional fees	582,731	486,705	594,572
Director fees	146,250	73,125	414,421
Other accrued expenses	489,520	73,034	178,021
Accrued expenses	$ 7,342,102	$ 6,121,942	$ 5,924,648